Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
The Company determines fair value based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is our policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy as described below. Where limited or no observable market data exists, fair value measurements for assets and liabilities are primarily based on management’s own estimates and are calculated based upon the economic and competitive environment, the characteristics of the asset or liability and other such factors. Therefore, the results may not be realized in actual sale or immediate settlement of the asset or liability.
The degree of judgment used in measuring the fair value of a financial and non-financial asset or liability generally correlates with the level of pricing observability. We classify our fair value measurements based on the observability and significance of the inputs used in making the measurement, as provided below:
Level 1—Quoted prices available in active markets for identical assets or liabilities as of the reported date.
Level 2—Observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.
Level 3—Unobservable inputs from our own assumptions about market risk developed based on the best information available, subject to cost benefit analysis. Inputs may include our own data.
Fair value measurements are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.
Assets and liabilities measured at fair value on a recurring basis
As of December 31, 2020 and 2019, our derivative portfolio consisted of interest rate swaps and caps. The fair value of derivatives is based on dealer quotes for identical instruments. We have also considered the credit rating and risk of the counterparty of the derivative contract based on quantitative and qualitative factors. As such, the valuation of these instruments was classified as Level 2. As of December 31, 2020, we held an investment at fair value of $12.1 million, based on quoted market price. The valuation of this investment was classified as Level 1.
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2019:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$12,110	$12,110	$—	$—
Derivative assets	3,303	—	3,303	—

Liabilities
Derivative liabilities	$167,303	$—	$167,303	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$11,664	$—	$11,664	$—

Liabilities
Derivative liabilities	$97,066	$—	$97,066	$—
28. Fair value measurements (Continued)
Assets and liabilities measured at fair value on a non-recurring basis
We measure the fair value of certain definite-lived intangible assets and our flight equipment on a non-recurring basis, when U.S. GAAP requires the application of fair value, including when events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.
Management develops the assumptions used in the fair value measurements. Therefore, the fair value measurements of definite-lived intangible assets and flight equipment are classified as Level 3 valuations.
Definite-lived intangible assets
We use the income approach to measure the fair value of definite-lived intangible assets, which is based on the present value of estimated future cash flows to be generated from the asset.
Flight equipment
Inputs to non-recurring fair value measurements categorized as Level 3
We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. Key inputs to the income statement approach include the discount rate, current contractual lease cash flows, projected future non-contractual lease or sale cash flows, extended to the end of the aircraft’s estimated holding period in its highest and best use, and a contractual or estimated disposition value.
The current contractual lease cash flows are based on the in-force lease rates. The projected future non-contractual lease cash flows are estimated based on the aircraft type, age, and the airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to follow-on lease terms, which are estimated based on the age of the aircraft at the time of re-lease and are assumed through the estimated holding period of the aircraft. The estimated holding period is the period over which future cash flows are assumed to be generated. Shorter holding periods can result when a potential sale or future disassembly of an aircraft for the sale of its parts (“part-out”) of an individual aircraft has been contracted for, or is likely. In instances of a potential sale or part-out, the holding period is based on the estimated sale or part-out date. The disposition value is generally estimated based on aircraft type. In situations where the aircraft will be disposed of, the disposition value assumed is based on an estimated part-out value or the contracted sale price.
The estimated future cash flows, as described above, are then discounted to present value. The discount rate used is based on the aircraft type and incorporates assumptions market participants would use regarding the likely debt and equity financing components, and the required returns of those financing components.
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2020, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$1,771,724	Income approach	Discount rate	6%
			Non-contractual cash flows as a % of total cash flows	58%

The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, including fluctuations in required rates of return in debt and equity, and loan to value ratios. The non-contractual cash flows represent management’s estimate of the non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate would decrease the fair value measurement of the aircraft, while an increase in the estimated non-contractual cash flows would increase the fair value measurement of the aircraft.
28. Fair value measurements (Continued)
Fair value disclosures of financial instruments
The fair value of restricted cash and cash and cash equivalents approximates their carrying value because of their short-term nature (Level 1). The fair value of our long-term unsecured debt is estimated using quoted market prices for similar or identical instruments, depending on the frequency and volume of activity in the market. The fair value of our long-term secured debt is estimated using a discounted cash flow analysis based on current market interest rates and spreads for debt with similar characteristics (Level 2). Derivatives are recognized in our Consolidated Balance Sheets at their fair value. The fair value of derivatives is based on dealer quotes for identical instruments. We have also considered the credit rating and risk of the counterparties of the derivative contracts based on quantitative and qualitative factors (Level 2).
As of December 31, 2020, we held an investment at fair value of $12.1 million, based on quoted market price. The valuation of this investment was classified as Level 1.
All of our financial instruments are measured at amortized cost, other than our derivatives and investment which are measured at fair value on a recurring basis. The carrying amounts and fair values of our most significant financial instruments as of December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,248,772		$1,248,772	$1,248,772	$—	$—
Restricted cash	246,518		246,518	246,518	—	—
Investment, at fair value	12,110		12,110	12,110	—	—
Derivative assets	3,303		3,303	—	3,303	—
	$1,510,703		$1,510,703	$1,507,400	$3,303	$—
Liabilities
Debt	$28,934,904	(a)	$29,798,305	$—	$29,798,305	$—
Derivative liabilities	167,303		167,303	—	167,303	—
	$29,102,207		$29,965,608	$—	$29,965,608	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2019
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,121,396		$1,121,396	$1,121,396	$—	$—
Restricted cash	178,951		178,951	178,951	—	—
Derivative assets	11,664		11,664	—	11,664	—
	$1,312,011		$1,312,011	$1,300,347	$11,664	$—
Liabilities
Debt	$29,624,266	(a)	$30,219,588	$—	$30,219,588	$—
Derivative liabilities	97,066		97,066	—	97,066	—
	$29,721,332		$30,316,654	$—	$30,316,654	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.